Acquisition of SPT - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - Ship to Ship Transfer Business [Member] - USD ($)
$ in Millions
		1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Amortization expense for the year			$ 2.0
Purchase price of acquisition	$ 47.3
Settlement of Preexisting Obligation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 1.4
Customer Relationships [Member]
Business Acquisition [Line Items]
Amortization period			10 years
Amortization expense, 2016		3.1	$ 3.1
Amortization expense, 2017		3.1	3.1
Amortization expense, 2018		3.1	3.1
Amortization expense, 2019		3.1	3.1
Amortization expense, 2020		3.1	3.1
Amortization expense, There after		14.1	14.1
Gross carrying amount		30.9	30.9
Accumulated amortization		1.3	1.3
Net carrying amount		$ 29.6	$ 29.6